Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee, or the Board with respect to the CEO’s equity award, approves the monetary value of the equity compensation to be awarded to executive officers annually at their regularly-scheduled December meetings. The equity grant occurs on the third trading day after the Company issues its fourth quarter earnings release in January. The values approved in December are converted into units, using the average daily closing price over fifteen calendar days prior to grant, with the fifteenth day being the first trading day after the Company’s fourth quarter earnings release. The SAR exercise price is equal to the average of the high and low NYSE trading prices of the common shares on the date of grant.
The Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
The Company did not grant any SARs to NEOs of the Company in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, Annual Report on Form 10-K, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

Award Timing Method	The Committee, or the Board with respect to the CEO’s equity award, approves the monetary value of the equity compensation to be awarded to executive officers annually at their regularly-scheduled December meetings. The equity grant occurs on the third trading day after the Company issues its fourth quarter earnings release in January.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false